Consolidated Statements Of Stockholders' Equity, Comprehensive Income (Loss) And Noncontrolling Interests (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Distributions In Excess Of Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interests [Member]	Total
Balance, value at Dec. 31, 2008	$ 1,751	$ 1,657,923	$ (513,040)	$ (22,463)	$ 277,329	$ 1,401,500
Balance, shares at Dec. 31, 2008	175,141
Comprehensive income (loss):
Net loss			(18,585)		(3,124)	(21,709)
Other Comprehensive income (loss)				11,451	2,707	14,158
Net unrealized loss on cash flow hedging derivatives						15,980
Realized Gains (Losses) Related To Hedging Activities						(2,894)
Amortization of cash flow hedging derivatives						(1,072)
Comprehensive income (loss)						(7,551)
Issuance of common stock, net of offering costs, value	276	111,112				111,388
Issuance of common stock, net of offering costs, shares	27,600
Issuance of common stock, stock based compensation plans, value	2	477				479
Issuance of common stock, stock based compensation plans, shares	222
Amortization of stock-based compensation		1,926			6,676	8,602
Distributions to common stockholders and noncontrolling interests			(59,462)		(9,377)	(68,839)
Partner contributions from noncontrolling interests					158	158
Purchase of noncontrolling interests		48			(203)	(155)
Redemptions of noncontrolling interests, value	51	46,168			(48,168)	(1,949)
Redemptions of noncontrolling interests, shares	5,083
Balance, value at Dec. 31, 2009	2,080	1,817,654	(591,087)	(11,012)	225,998	1,443,633
Balance, shares at Dec. 31, 2009	208,046
Comprehensive income (loss):
Net loss			(37,830)		(5,223)	(43,053)
Other Comprehensive income (loss)				(4,277)	(285)	(4,562)
Net unrealized loss on cash flow hedging derivatives						(7,491)
Realized Gains (Losses) Related To Hedging Activities						2,040
Amortization of cash flow hedging derivatives						(889)
Comprehensive income (loss)						(47,615)
Issuance of common stock, net of offering costs, value	126	59,873				59,999
Issuance of common stock, net of offering costs, shares	12,571
Issuance of common stock, stock based compensation plans, value	1	76				77
Issuance of common stock, stock based compensation plans, shares	106
Amortization of stock-based compensation		1,479			3,348	4,827
Distributions to common stockholders and noncontrolling interests			(60,210)		(7,672)	(67,882)
Partner contributions from noncontrolling interests					8,801	8,801
Purchase of noncontrolling interests		281			(281)
Redemptions of noncontrolling interests, value	22	18,926			(19,950)	(1,002)
Redemptions of noncontrolling interests, shares	2,224
Balance, value at Dec. 31, 2010	2,229	1,898,289	(689,127)	(15,289)	204,736	1,400,838
Balance, shares at Dec. 31, 2010	222,947
Comprehensive income (loss):
Net loss			(25,250)		(3,593)	(28,843)
Other Comprehensive income (loss)				(14,047)	(1,491)	(15,538)
Net unrealized loss on cash flow hedging derivatives						(16,637)
Realized Gains (Losses) Related To Hedging Activities						129
Amortization of cash flow hedging derivatives						(970)
Comprehensive income (loss)						(44,381)
Issuance of common stock, net of offering costs, value	219	111,369				111,588
Issuance of common stock, net of offering costs, shares	21,850
Issuance of common stock, stock based compensation plans, value	2	(90)				(88)
Issuance of common stock, stock based compensation plans, shares	215
Amortization of stock-based compensation		1,564			2,988	4,552
Distributions to common stockholders and noncontrolling interests			(68,852)		(7,996)	(76,848)
Issuance of noncontrolling interest		(5)			4,885	4,880
Partner contributions from noncontrolling interests					4,632	4,632
Purchase of noncontrolling interests		(191)			(496)	(687)
Redemptions of noncontrolling interests, value	9	7,139			(7,519)	(371)
Redemptions of noncontrolling interests, shares	931
Balance, value at Dec. 31, 2011	$ 2,459	$ 2,018,075	$ (783,229)	$ (29,336)	$ 196,146	$ 1,404,115
Balance, shares at Dec. 31, 2011	245,943